TAXES BASED ON INCOME - Net Operating Loss and Tax Carryforwards (Details) - USD ($) $ in Millions	Jan. 02, 2021	Dec. 28, 2019
Net operating loss and credit carryforward [Line Items]
Tax credit carryforwards	$ 55.9	$ 46.5
Net operating loss and credit carryforward
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	563.2
Tax credit carryforwards	55.5
2021
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	2.1
Tax credit carryforwards	0.4
2022
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	5.3
Tax credit carryforwards	0.5
2023
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	4.3
Tax credit carryforwards	4.4
2024
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	3.8
Tax credit carryforwards	0.3
2025
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	5.9
Tax credit carryforwards	7.2
2026 - 2040
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	19.1
Tax credit carryforwards	36.2
Indefinite life/no expiry
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	522.7
Tax credit carryforwards	6.5
Foreign Subsidiaries
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	563.0	$ 508.0
State
Net operating loss and credit carryforward [Line Items]
Net operating loss carryforwards	664.0
Operating loss carryforwards, valuation allowance	$ 624.0